Financial Risk Management - Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value (Detail) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [Line Items]
Unsecured bank loans received	₩ 15,040,986	₩ 13,542,664
Borrowings, bonds and others [member] | Bottom of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	4.60%	5.11%
Borrowings, bonds and others [member] | Top of range [member]
Disclosure of fair value measurement of liabilities [Line Items]
Borrowings, bonds and others	5.02%	6.68%
Not measured at fair value but for which the fair value is disclosed [member] | Borrowing [memeber]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Bonds [member]
Disclosure of fair value measurement of liabilities [Line Items]
Valuation technique	Discounted cash flow	Discounted cash flow
Input	Discount rate	Discount rate
Not measured at fair value but for which the fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [Line Items]
Unsecured bank loans received	₩ 15,101,258	₩ 13,521,494
Bonds	₩ 1,479,725	₩ 1,377,696